Royalties, Streaming and Other Mineral Interests	12 Months Ended
Dec. 31, 2025
Disclosure of Royalties, streaming and other mineral interests [Abstract]
Royalties, Streaming and Other Mineral Interests

4. Royalties, streaming and other mineral interests

	Streams on Production Stage Assets ($)	Royalties on Production Stage Assets ($)	Royalties on Development Stage Assets ($)	Royalties on Exploration and Resource Stage Assets ($)	Other mineral interests ($)	Total ($)
Balance at December 31, 2023	—	308,330	143,672	202,851	16,869	671,722
Additions	50,884	—	—	—	153	51,037
Disposal	—	—	—	—	(112)	(112)
Depletion	(314)	(2,890)	—	—	—	(3,204)
Land agreement proceeds	—	—	—	—	(1,663)	(1,663)
Transfers	—	16,132	(16,132)	—	—	—
Balance at December 31, 2024	50,570	321,572	127,540	202,851	15,247	717,780
Additions	—	70,651	—	2,251	58	72,960
Disposal	—	—	—	(785)	—	(785)
Depletion	(1,625)	(1,033)	—	—	—	(2,658)
Land agreement proceeds	—	—	—	—	(561)	(561)
Transfers	—	21,250	(21,250)	4,134	(4,134)	—
Balance at December 31, 2025	48,945	412,440	106,290	208,451	10,610	786,736

4. Royalties, streaming and other mineral interests (continued)

Borborema Mine commenced production

During the year ended December 31, 2025, Aura Minerals Inc.'s Borborema Mine commenced production, and its carrying value of $21,250 was transferred from royalties on development stage assets to royalties on production stage assets.

Pilot Mountain Disposal

On October 23, 2025, the Company disposed of its 2% Gross Revenue Royalty related to the Pilot Mountain tungsten project located in Nevada, USA, for total consideration of $4,750, to Apex Royalties Limited ("Apex"). The consideration received consisted of $3,250 in cash, $1,000 in common shares of Apex, and a further $500 in cash due on December 15, 2026. The royalty asset had a carrying value of $785 at the time of disposal, resulting in a gain on disposal of $3,965 recorded in other income in the consolidated statements of comprehensive loss for the year ended December 31, 2025.

Garrison Royalty Acquisition

On March 7, 2025, the Company acquired a 1.2% NSR royalty with respect to the Garrison Project, located near Timmins, Ontario and operated by STLLR Gold Inc. from certain third-party vendors at a consideration of $1,948 (C$2,800). Transaction costs amounting to $298 were recorded as part of the carrying value of the Garrison Royalty.

Pedra Branca Royalty Acquisition

On December 12, 2025, the Company acquired from BlackRock World Mining Trust plc an existing royalty ("Pedra Branca Royalty") on the Pedra Branca mine, an operating copper and gold mine located in Brazil and operated by a subsidiary of BHP Group Limited, at a consideration of $70,000 settled in cash. The Pedra Branca Royalty consists of a 25% NSR on gold and a 2% NSR on copper and other products produced from the Pedra Branca mine, comprising the Pedra Branca West and Pedra Branca East areas, and the former Antas North mine which has been fully depleted. Transaction costs amounting to $651 were recorded as part of the carrying value of the Pedra Branca Royalty.

Land Agreement Proceeds

During the year ended December 31, 2025, the Company received land agreement proceeds that were credited against other mineral interests, which related to its royalty generator model of $561 (2024: $1,663).

Cost of sales excluding depletion

During the year ended December 31, 2025, the Company incurred copper streaming expenses, which are associated ongoing payments required to be made by the Company equal to 30% of the LME spot copper price of $967 (2024: $268), relating to the Vareš copper stream.

During the year ended December 31, 2025, the Company incurred net proceeds of minerals tax, which are applied to royalty revenue received from certain assets in Nevada, of $53 (2024: $nil).

4. Royalties, streaming and other mineral interests (continued)

Summary Of Select Royalties and Stream

The following is a summary of select royalties and a stream owned by the Company as of December 31, 2025:

Asset	Interest	Jurisdiction
Streams on Production Stage Assets:
Vareš Mine	100% Copper Stream	Bosnia and Herzegovina

Royalties on Production Stage Assets:
Borborema Mine	2.0% NSR	Rio Grande do Norte, Brazil
Borden Mine (1)	0.5% NSR	Ontario, Canada
Canadian Malartic Property (open pit) (1)	2.0% – 3.0% NSR	Québec, Canada
Cozamin Mine (1)	1.0% NSR	Zacatecas, Mexico
Côté Gold Mine (1)	0.75% NSR	Ontario, Canada
Granite Creek Project	10% Net Profit Interest ("NPI")	Nevada, USA
Pedra Branca Mine	25.0% NSR (Au); 2.0% NSR (Cu)	Pará, Brazil

Royalties on Development Stage Assets:
Canadian Malartic - Odyssey Project (1) (underground)	3.0% NSR	Québec, Canada
REN - Carlin Mines	1.5% NSR	Nevada, USA
REN - Carlin Mines (NPI)	3.5% NPI	Nevada, USA

Royalties on Exploration and Resource Stage Assets:
Fenelon Gold Project	2.0% NSR	Québec, Canada
South Railroad Project (1)	0.44% NSR	Nevada, USA
Tonopah West	3.0% NSR	Nevada, USA
County Line	3.0% NSR	Nevada, USA

Note:

(1)
Royalty applies to only a portion of the property.